Matrix Advisors Value Fund, Inc. (Prospectus Summary) | Matrix Advisors Value Fund, Inc.
Summary Section
Investment Objective
The Matrix Advisors Value Fund (the "Fund") seeks to achieve a total rate of return which is comprised of capital appreciation and current income.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees	Matrix Advisors Value Fund, Inc.
Redemption fee (as a percentage of amount redeemed within 60 days of purchase)	1.00%

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Matrix Advisors Value Fund, Inc.
Management Fees		0.75%
Other Expenses		0.37%
Total Annual Fund Operating Expenses	[1]	1.12%
Less: Fee Waiver and/or Expense Reimbursement		(0.13%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	0.99%
[1]	The Total Annual Fund Operating Expenses has been restated to reflect the reduction of the Management Fees from 1.00% to 0.75% effective September 1, 2010. Accordingly, the figure does not correlate to the Ratio of Operating Expenses to Average Net Assets Before Expense Reimbursement provided in the "Financial Highlights" section of the statutory prospectus.
[2]	Matrix Asset Advisors, Inc. (the "Advisor"), the Fund's investment adviser, has contractually agreed to reduce its fees and/or pay Fund expenses (excluding acquired fund fees and expenses, leverage interest, taxes, brokerage commissions and extraordinary expenses) in order to limit the Fund's total annual fund operating expenses to 0.99% of the Fund's average net assets (the "Expense Cap"). The Expense Cap will remain in effect until at least October 31, 2012. The agreement may be terminated at any time, and without payment of any penalty, by the Fund's Board of Directors (the "Board of Directors") upon 60 days' written notice to the Advisor. The agreement may not be terminated by the Advisor without the consent of the Board of Directors. The Advisor is permitted, with Board approval, to be reimbursed for fee reductions and/or expense payments made in the prior three years. This reimbursement may be requested if the aggregate amount actually paid by the Fund toward operating expenses for the fiscal year (taking into account the reimbursement) does not exceed the Expense Cap. Currently, the Advisor has agreed not to seek reimbursement of such fee reductions and/or expense payments.

Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Matrix Advisors Value Fund, Inc.	101	343	604	1,352

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 25% of the average value of its portfolio.

Principal Investment Strategies
The Fund invests primarily in both dividend and non-dividend paying common stocks of domestic companies that the Advisor believes are financially strong and meet specific valuation criteria using the principles of value investing based on Classic Valuation Analysis. Using valuation models, statistics such as earnings growth, dividend growth, return on equity and book value are analyzed versus their historical, current and projected levels to determine a company's

"Fair Value." The Fund invests primarily in large capitalization companies,

which the Advisor defines as companies with minimum market capitalizations of

$2 billion at the time of purchase. Stocks will be sold when the Advisor believes they no longer represent value. The Fund may invest in any sector. At times it may overweight one or more particular sectors, and/or underweight or even abstain from one or more particular sectors.

Principal Investment Risks
There is a risk that you could lose all or a portion of your investment in the

Fund. The following are some of the principal risks that can affect the value of your investment:

o  Management Risk: The risk that the Advisor may fail to implement the Fund's investment strategies and meet its investment objective.

o  Market Risk: The market price of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

o  Common Stock Risk: Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value.

o  Sector Emphasis Risk: Investing a substantial portion of the Fund's assets in related industries or sectors may have greater risks because companies in these sectors may share common characteristics and may react similarly to market developments.

o  Value Strategy Risk: The stock of value companies can continue to be undervalued for long periods of time and not realize its expected value. The value of the Fund may decrease in response to the activities and financial prospects of an individual company.

Performance
The following performance information provides some indication of the risks of investing in the Fund. The bar chart below shows how the Fund's total returns have varied from year to year. The table below shows how the Fund's average annual total returns for 1 year, 5 year and 10 year periods compare with that of a broad-based market index. The Fund's past performance (before and after taxes)

is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website at

www.matrixadvisorsvaluefund.com.

The Fund's year-to-date return as of September 30, 2011 was -20.97%.

During the periods shown in the bar chart, the Fund's highest quarterly return was 25.11% for the quarter ended June 30, 2003, and the lowest quarterly return was -26.31% for the quarter ended December 31, 2008.

After tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as

401(k) plans or individual retirement accounts. In certain cases, the figure representing "Return after taxes on distributions and sale of fund shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Average Annual Total Returns as of December 31, 2010
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Matrix Advisors Value Fund, Inc.	Return before taxes	12.49%	1.76%	3.95%
Matrix Advisors Value Fund, Inc. After Taxes on Distributions	Return after taxes on distributions	12.40%	0.95%	3.35%
Matrix Advisors Value Fund, Inc. After Taxes on Distributions and Sales	Return after taxes on distributions and sale of fund shares	8.24%	1.53%	3.39%
Matrix Advisors Value Fund, Inc. S&P 500® Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.41%